Share based compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands															1 Months Ended					5 Months Ended		6 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) shares	Jun. 29, 2023 CNY (¥) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2023 CNY (¥) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CNY (¥) shares	Aug. 20, 2022 USD ($) shares	Aug. 20, 2022 CNY (¥) shares	Jan. 30, 2022 $ / shares	Jan. 20, 2022 $ / shares	Nov. 30, 2021 $ / shares	Mar. 31, 2021	Jun. 30, 2023 $ / shares shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022	Jul. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares
Share based compensation
Total compensation expense recognized | ¥																													¥ 524,553		¥ 163,481		¥ 11,410
Number of unvested awards																				18,995,595	16,224,217							24,431,761		18,995,595	18,995,595	16,224,217	16,224,217		24,431,761
Expected dividend yield																												0.00%	0.00%	0.00%	0.00%		0.00%
RSU
Share based compensation
Total compensation expense recognized | ¥																							¥ 52,057	¥ 195,037
Number of unvested awards															23,719,510							23,719,510	23,719,510					24,431,761							24,431,761
Expected dividend yield																							0.00%	0.00%				0.00%	0.00%
Share-based expenses due to redesignation | ¥																													¥ 0		¥ 16,452		¥ 0
Total unrecognized compensation expense																												$ 31,628							¥ 209,898
Weighted-average period																							1 year 4 months 24 days					1 year 10 months 24 days	1 year 10 months 24 days
RSU | Tranche one
Share based compensation
Vesting percentage																												50.00%	50.00%
Service period																												5 years	5 years
RSU | Tranche one | Upon a qualified IPO
Share based compensation
Vesting percentage																												50.00%	50.00%
RSU | Tranche two | Upon a qualified IPO
Share based compensation
Vesting percentage																												20.00%	20.00%
Service period																												12 months	12 months
RSU | Tranche two | Before a qualified IPO is achieved
Share based compensation
Vesting percentage																												50.00%	50.00%
Service period																												5 years	5 years
RSU | Tranche two | After the completion of a qualified IPO
Share based compensation
Vesting percentage																												20.00%	20.00%
Service period																												12 months	12 months
RSU | Tranche three
Share based compensation
Service period																												60 months	60 months
RSU | Vesting upon the completion of Merger with COVA
Share based compensation
Total compensation expense recognized																												$ 19,505	¥ 129,444
2019 RSU Plan | RSU
Share based compensation
Shares transferred																																		23,859,142
Percent of total outstanding shares																																		10.00%
Aggregate number of shares granted	1,312,253	1,312,253	1,073,662	1,073,662	1,789,437	1,789,437									600,000										6,680,560
Weighted average exercise price | $ / shares											$ 0.32		$ 1.96												$ 0.56
Incremental compensation cost recognized immediately for the vested RSUs			$ 1,474	¥ 10,430	$ 557	¥ 3,940
Exercise price per share | $ / shares															$ 0.48
2019 RSU Plan | RSU | Minimum
Share based compensation
Incremental compensation cost recognized immediately for the vested RSUs	$ 76	¥ 538
2019 RSU Plan | RSU | Maximum
Share based compensation
Incremental compensation cost recognized immediately for the vested RSUs	$ 318	¥ 2,250
2019 RSU Plan | RSU | Tranche one
Share based compensation
Vesting percentage					20.00%	20.00%
2019 RSU Plan | RSU | Tranche two
Share based compensation
Vesting percentage					50.00%	50.00%
2019 RSU Plan | RSU | Tranche three
Share based compensation
Vesting percentage					30.00%	30.00%
2019 RSU Plan | RSU | Employee and non employee
Share based compensation
Aggregate number of shares granted																					16,224,217
Weighted average exercise price | $ / shares																					$ 0.34
2019 RSU Plan | RSU | Share-based payment arrangement employee
Share based compensation
Aggregate number of shares granted							4,771,828	4,771,828																		2,890,674
Weighted average exercise price | $ / shares												$ 0.32							$ 2.96							$ 1.23
Service period															12 months		12 months
Number of awards modified									1,431,549	1,431,549
Incremental compensation cost to be recorded									$ 2,999	¥ 19,904
Period to record incremental compensation cost											3 years 6 months			3 years 3 months 18 days
Number of unvested awards							1,988,262	1,988,262
Vesting period							30 months	30 months
Incremental compensation cost recognized immediately for the vested RSUs							$ 17,993	¥ 119,408	$ 750	¥ 4,976
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest every twelve-month service period since the service commencement of the employees
Share based compensation
Vesting percentage															20.00%		20.00%
Service period															12 months
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest on April 1, 2022
Share based compensation
Vesting percentage																	0.50%
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vest on a monthly basis over thirty-six (36) months from May 2022
Share based compensation
Vesting percentage																	50.00%
2021 Option Plan
Share based compensation
Aggregate number of shares granted																63,464
Total compensation expense recognized | ¥																							¥ 169						¥ 201,098
Aggregate number of share options granted																				13,575,733			63,464					2,354,744	2,354,744				13,575,733
Expected dividend yield																							0.00%	0.00%
Weighted-average period																							2 years 2 months 23 days					2 years 9 months	2 years 9 months
Exercise price per share | $ / shares																$ 9.70		$ 9.70				$ 9.70						$ 9.70				$ 9.70
2021 Option Plan | Upon a qualified IPO
Share based compensation
Vesting percentage																25.00%											25.00%
Service period																12 months											12 months
2021 Option Plan | After the completion of a qualified IPO
Share based compensation
Vesting percentage																											25.00%
Service period																											12 months
2021 Option Plan | Vesting upon the completion of Merger with COVA
Share based compensation
Shares vested																												6,818,048	6,818,048
Total compensation expense recognized																												$ 30,384	¥ 201,645
2021 Option Plan | Share-based payment arrangement employee
Share based compensation
Aggregate number of share options granted																											2,354,744
2021 Option Plan | RSU
Share based compensation
Shares vested																														5,101,085	5,101,085
Total compensation expense recognized																														$ 16,311	¥ 105,211
Remaining portion of awards to be vested over the service period following the modified vesting schedule																														2,607,277	2,607,277